Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
23	Commitments and contingencies

(a)	Operating lease commitments

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are two years or less. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases were US$2,637, US$3,024 and US$1,862 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, future minimum payments under non-cancellable operating leases for office rental consist of the following:

2018	1,796
2019	66

1,862

(b)	Purchase commitments

As of December 31, 2016 and 2017, no purchase commitments were related to the purchase of space for its online marketing services.

(c)	Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2016 and 2017, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.